N-2	Aug. 26, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002114209
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Inv Company Type	N-2
Securities Act File Number	333-296832
Investment Company Act File Number	811-24197
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	3
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	T. ROWE PRICE GOLDMAN SACHS ALL EQUITY ACCESS FUND
Entity Address, Address Line One	1307 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	(410)
Local Phone Number	345-5000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class D	Class I
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases(1)	3.50%	1.50%	N/A
Early repurchase fee	None	None	None

(1)	Investors purchasing Class A Shares or Class D Shares may be charged a sales load of up to 3.50% or 1.50%, respectively, of the Investor’s gross purchase. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Please consult your financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares)
Management Fee	0.64%	0.64%	0.64%
Other expenses(2)	0.60%	0.60%	0.50%
Acquired Fund Fees and Expenses (“AFFE”) (2)(3)	0.76%	0.76%	0.76%
Distribution and Shareholder Services (12b-1) fees	0.75%	0.25%	None

Total annual fund expenses	2.75%	2.25%	1.90%

(2)	Based on estimated amounts for the current fiscal year.

(3)	The Acquired Fund Fees and Expenses (“AFFE”) include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.25% and generally charge 12.5% of net profits as a carried interest or performance allocation. The AFFE disclosed above are based on historic returns of Underlying Funds in which the Fund expects to invest, which may change substantially over time. The AFFE reflects operating expenses of the Underlying Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds) and does not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A	1 Year	3 Years	5 Years	10 Years
	$62	$115	$170	$321

Class D	1 Year	3 Years	5 Years	10 Years
	$38	$82	$128	$257

Class I	1 Year	3 Years	5 Years	10 Years
	$19	$57	$97	$208

The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fees.”

Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. Investors may be charged a fee if they effect transactions through an intermediary, broker, or agent, such as brokerage commissions and other fees to financial intermediaries. These additional fees are not reflected in the tables and examples below.

Other Expenses, Note [Text Block]	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses (“AFFE”) include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.25% and generally charge 12.5% of net profits as a carried interest or performance allocation. The AFFE disclosed above are based on historic returns of Underlying Funds in which the Fund expects to invest, which may change substantially over time. The AFFE reflects operating expenses of the Underlying Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds) and does not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.
Acquired Fund Incentive Allocation, Note [Text Block]	The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.25% and generally charge 12.5% of net profits as a carried interest or performance allocation.
Incentive Allocation Minimum [Percent]	1.25%
Incentive Allocation Maximum [Percent]	12.50%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation.

Investment Opportunities and Strategies

In pursuing its investment objective, the Fund intends to obtain exposure to a broad range of equity markets, including both private and public equity. The Fund will primarily invest directly in individual securities but will also invest in pooled investment vehicles (“Underlying Funds”).

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and equity-related investments (“Equity”), or Underlying Funds that invest predominantly in Equity. “Equity-related investments” are investments that represent an ownership interest in a company or otherwise have economic characteristics similar to equity securities including, but not limited to, preferred stocks, convertible preferred stocks, convertible bonds and warrants. Unfunded capital commitments to Equity investments will be counted towards this policy. For purposes of this policy, “net assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund’s 80% policy is subject to change only upon 60 days’ prior written notice to shareholders, provided that the Fund provides such notice in advance of a repurchase offer and such repurchase offer is not oversubscribed.

Under normal conditions, the Fund intends to allocate approximately 50–70% of its net assets to public equity and 30–50% of its net assets to private equity. Allocations across sectors, asset classes (public versus private), and implementation types (pooled vehicles versus individual securities) will vary over time.

●	Public Equity. The Fund may invest in Equity of public companies of any market capitalization, style, or sector, including common and preferred stock and convertible securities. The Fund’s public equity investments may include domestic and foreign issuers, including, to a limited extent, companies located in developed and emerging markets, and may be made directly or indirectly through Underlying Funds.

●	Private Equity. The Fund’s exposure to Equity of private companies will primarily include investments in growth-focused private equity opportunities (including leveraged acquisitions, reorganizations, and other growth-focused investment opportunities) and buyout opportunities. The Fund’s exposure may be obtained via Underlying Funds and/or direct investments. Private equity investments may involve issuers of any size, industry, or geographic location, including domestic and foreign companies.

These descriptions are not intended to be complete explanations of such strategies or all possible investment strategies or methods to which the Fund will have exposure. The Fund’s allocations between public and private equity securities may fluctuate, at times significantly and/or for an extended period, depending on various factors, including market and economic conditions, appreciation or depreciation of portfolio holdings, availability of private equity investment opportunities, and Fund subscription and repurchase activity. T. Rowe Price Associates, Inc.’s (“Price Associates” or the “Adviser”) allocation across public and private equity will consider market and economic conditions, forward-looking expectations for public and private markets, appreciation or depreciation of portfolio holdings, availability of investment opportunities, and fund subscription and repurchase activity. Many of the Fund’s investments are not exchange-traded.

To the extent the Fund invests in an Underlying Fund, that vehicle will, subject to applicable law, be managed or sponsored by either Goldman Sachs Asset Management, L.P. or one of its affiliates (“Goldman Sachs”), or the Adviser or one of its affiliates (“T. Rowe Price”). Underlying Funds may include registered investment companies (which may include mutual funds, exchange-traded funds (“ETFs”), and interval or tender offer funds), and private funds (i.e., private investment funds excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act or otherwise not meeting the definition of “investment company” in the 1940 Act). The Fund will not invest in private funds managed by T. Rowe Price. Information about an SEC-registered Underlying Fund is available on the SEC’s website and/or directly from such Underlying Fund. Information about private Underlying Funds has limited, if any, availability.

The Adviser anticipates that it may take up to 6 months to invest all or substantially all of the proceeds from a sale of shares in accordance with the Fund’s investment objective and policies.

The Fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Under normal conditions, at least 20% of the Fund’s net assets (measured at the time of investment) will be invested in Underlying Funds managed by Goldman Sachs, and at least 40% of the Fund’s net assets (measured at the time of investment) will be invested in T. Rowe Price-managed direct investments and/or T. Rowe Price-managed registered investment companies. The Adviser expects to select various Underlying Funds and strategies in line with the foregoing target allocations to Goldman Sachs and T. Rowe Price funds, without considering the universe of available investment options managed by other managers of funds. The Adviser does not, nor does it expect to, consider any available investment options managed by managers other than Goldman Sachs or T. Rowe Price as investment options for the Fund.

Goldman Sachs is not a sponsor, investment adviser, sub-adviser, promoter, principal underwriter or affiliate of the Fund.

The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, for temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation the Fund may hold significant positions in fixed-income securities, cash or cash equivalents.

The Fund may make investments through direct and indirect wholly-owned subsidiaries (“Subsidiaries”). Such Subsidiaries will not be registered under the 1940 Act. The Fund and a Subsidiary will comply with the provisions of the 1940 Act governing investment policies on an aggregate basis. The Fund and a Subsidiary will also comply with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis such that the Fund will treat a Subsidiary’s debt as its own for purposes of such provisions. A Subsidiary will also comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. To the extent that a Subsidiary operates pursuant to an investment advisory agreement, the Subsidiary will comply with Section 15 of the 1940 Act with respect to that agreement. To the extent a Subsidiary does not operate pursuant to an investment advisory agreement, the Subsidiary’s investments will be managed pursuant to the Fund’s Investment Advisory Agreement.

Temporary and Defensive Strategies

The Fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective. In addition, subject to applicable law, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment by the Fund in other securities, in order to fund anticipated repurchases, expenses of the Fund or other operational needs, or otherwise. See “Use of Proceeds.”

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. Fundamental policies contained in the SAI may not be changed without shareholder approval. See “Fundamental Policies” in the SAI for more information about the Fund’s fundamental policies.

The Underlying Funds and Strategies

The Fund’s Underlying Funds will invest in various public and private equity investments. The Underlying Funds may consist of registered investment companies (including mutual funds, exchange-traded funds, and interval funds), private funds (i.e., private investment funds excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act or otherwise not meeting the definition of “investment company” in the 1940 Act)) or other vehicles managed by T. Rowe Price or Goldman Sachs, although the Fund will not invest in a private fund managed by T. Rowe Price.

The Fund provides Shareholders with access to Underlying Funds managed by Goldman Sachs and potentially to opportunities to participate in “Co-Investments” sourced by Goldman Sachs alongside other Goldman Sachs vehicles that are generally unavailable to the broad investing public. A “Co-Investment” means an investment primarily alongside transaction sponsors or related vehicles in the same class of equity or debt securities or other instruments as such transaction sponsors or vehicles (including but not limited to common stock, preferred stock and warrants) and other investments alongside such entities. Price Associates maintains sole investment discretion as to whether, and to what extent, the Fund will invest in Goldman Sachs Underlying Funds or Co-Investment opportunities sourced by Goldman Sachs. Goldman Sachs does not provide investment advice to Price Associates or the Fund.

Goldman Sachs has agreed, subject to applicable legal or regulatory restrictions and requirements, to provide the Fund with the type and scope (and with the same frequency) of information it customarily provides to other investors in the Underlying Funds. As permitted by law, Price Associates expects to regularly communicate with Goldman Sachs about the Underlying Funds to which it serves as investment manager, and Goldman Sachs may provide the Adviser with aggregated, statistical or other information about the investment strategies, risk management and general information regarding economic factors and market trends in each case as they relate to the Goldman Sachs Underlying Funds. This interaction facilitates ongoing portfolio analysis by the Adviser and may help to address potential developments at the Underlying Fund level. It also provides ongoing due diligence feedback as the Adviser allocates the Fund’s investments across the various strategies. Goldman Sachs will not guarantee investment opportunities for the Fund, nor will it provide investment recommendations or investment advice to the Fund or the Adviser regarding investment opportunities. There is no guarantee that the Fund will receive the same terms as Goldman Sachs, its affiliates and its other clients if they participate in the same opportunities.

The long-term nature of the various private markets in which the Goldman Sachs Underlying Funds invest requires a commitment to ongoing risk management. In this regard, Price Associates seeks to maintain close contact with Goldman Sachs and to monitor the performance of the Goldman Sachs Underlying Funds.

Goldman Sachs Underlying Funds

Goldman Sachs Asset Management: Multi-Asset Private Investing Platform. Goldman Sachs is one of the world’s largest investors in alternatives, with 40 years of global experience and $627 billion (as of December 31, 2025) in assets managed across private equity, growth, credit, infrastructure, real estate, secondaries and hedge funds.

Goldman Sachs’ long history of investing its capital in a variety of businesses and transactions began in 1983, when the firm started to invest in select long-term private equity investments. In 1991, Goldman Sachs formalized its private equity fund business through the creation of a distinct business unit with a mandate to manage the firm’s private equity investments.

Goldman Sachs Asset Management has an expansive sourcing network of global relationships and is benefited by the comprehensive industry, regional, and capital markets expertise gained by sitting within one of the world’s largest financial institutions.

The Fund will have exposure to the following families of Goldman Sachs private strategies:

Private Equity at Goldman Sachs Asset Management.

●	Buyout. Established in 1986, the Capital Partners Private Equity Platform (“Capital Partners”) is Goldman Sachs’ flagship direct private equity investing business focused primarily on buyout investments. The strategy targets control investments generally in the Americas and Europe at the upper end of the middle market, defined as portfolio companies with an average enterprise value for $750 million to $2 billion. Capital Partners’ focuses on investments in six key sectors: Financial Services, Healthcare, Consumer, Technology, Climate Transition and Business Services. Capital Partners has long standing experience in each of these sectors and seeks to leverage attractive thematics in these sectors to seek to create resilient, non-cyclical portfolios.

●	Growth Equity. The Growth Equity platform is dedicated to providing expansion capital to category-defining companies, spanning multiple industries, including Enterprise Technology, Financial Technology and Healthcare Technology. Goldman Sachs Growth seeks to leverage the global network, resources and expertise of Goldman Sachs to enable portfolio companies to scale via product, customer and geographic expansion or M&A.

●	Asia Equity Partners. With over thirty (30) years of investing experience in Asia, the Asia Private Equity platform is focused on buyout and growth equity across five core geographies (Japan, India, China, Korea and Australia/New Zealand), leveraging an experienced and tenured investment team on the ground, country knowledge and deep sector experience.

●	Sustainability. The Sustainable Investing Group is a platform dedicated to direct impact investing in private markets, across environment and climate transition as well as inclusive growth. The group brings together decades of experience, a strong investment track record across sustainability and a proprietary corporate network of sustainability leaders from global corporations, all supported by the broader resources of Goldman Sachs.

●	Life Sciences. The Life Sciences platform is focused on life sciences building upon Goldman Sachs’ industry-leading life sciences banking and research franchises. Goldman Sachs’ life sciences experience is across investing, investment banking, operations and management consulting with deep scientific and medical expertise.

●	Secondaries (the “Vintage Platform”). Goldman Sachs Vintage Platform is a long standing and experienced secondary buyer. The platform provides diversified private equity secondaries strategies, seeking to provide liquidity solutions for investors in private equity and capital solutions for GPs. The Vintage Platform is part of the External Investing Group (“XIG”) within Goldman Sachs Asset Management.

●	Co-Investments. Founded in 1996, Goldman Sachs’ Private Equity Co-Investment Partners platform co-invests in direct companies and other assets alongside private equity managers other than Goldman Sachs and primarily expects to target (but not exclusively) Co-Investments in connection with private equity buyout transactions. The Co-investment Platform is part of XIG within Goldman Sachs Asset Management.

T. Rowe Price Underlying Funds and Strategies

With respect to Underlying Funds that are managed by T. Rowe Price, such Underlying Funds are registered under the 1940 Act, including mutual funds and exchange-traded funds (“ETFs”) managed by Price Associates or another adviser in the T. Rowe Price family.

Price Associates is a Maryland corporation founded in 1937. Price Associates is a wholly owned subsidiary of TRPG, which was formed in 2000 as the publicly traded parent holding company of Price Associates and its affiliated entities (collectively, T. Rowe Price). T. Rowe Price offers investors around the globe what it believes to be an unparalleled combination of investment management excellence and world-class service. The firm has been managing investments since 1937 and, today, stands as a leader in its industry. T. Rowe Price is a financially strong, independent organization with a high level of employee ownership. TRPG is publicly traded, and its shares are included in the Standard & Poor’s 500 Index.

T. Rowe Price offers global investors a broad array of equity, fixed income, multi-asset and alternative investment strategies. Across all of its investment strategies, T. Rowe Price emphasizes proprietary, fundamental research and risk management. With this focus, the firm believes that it can continue to provide superior, long-term risk-adjusted performance to investors.

The Fund will have exposure to both private and public equity managed by T. Rowe Price:

Private Equity at T. Rowe Price. The Fund will allocate a portion of its portfolio to private equity investments managed by Price Associates. In managing this strategy, Price Associates considers investments across all industry sectors and geographies by utilizing the global investment platform of T. Rowe Price for both sourcing and evaluation of prospective investments, alongside the resources of the Centralized Private Equity Team of T. Rowe Price, which serves as a single point of accountability and coordination of all private-equity investments (the “CPET”). The Fund expects to leverage T. Rowe Price’s extensive network of venture capital firm partners, fellow investors and other industry contacts to identify and source attractive investment opportunities for the Fund.

Price Associates believes the Fund will benefit from the T. Rowe Price brand and the long-standing reputation of T. Rowe Price as an outstanding partner to public and private companies, and that this will enable the Fund to gain access to highly sought after private companies. T. Rowe Price strives to establish relationships with innovative, rapidly growing private companies at an earlier stage in their development than where the Fund may invest, which T. Rowe Price believes will favorably position the Fund to participate in future capital raising events for such companies. Price Associates believes companies will view engagement with the Fund as a bridge to gain access to the broader T. Rowe Price investment platform, which will provide an advantage over firms that lack comparable scale.

Public Equity at T. Rowe Price. The Fund will allocate a portion of its portfolio to public equity investments managed by Price Associates, either by investing in a T. Rowe Price managed mutual fund or ETF, or by investing directly in public equity. In managing this strategy, Price Associates considers investments across all industry sectors, market capitalizations, and geographies by utilizing T. Rowe Price’s global equity research platform, including its extensive network of fundamental analysts, portfolio managers, and sector specialists. Public equity investment decisions are informed by a bottom-up, fundamental research process that emphasizes company-specific analysis, including an assessment of business quality, competitive positioning, management strength, and long-term earnings growth potential. This research is supported by centralized resources, including quantitative analysis, macroeconomic insights, and risk management capabilities integrated across the firm’s global investment platform.

Price Associates believes the Fund will benefit from T. Rowe Price’s established reputation as a long-term, research-driven investor in global public equity markets, which facilitates differentiated access to company management teams and industry participants. T. Rowe Price’s scale and longstanding presence in public markets provides broad visibility into evolving market dynamics and sector trends, which Price Associates believes enhances its ability to identify attractive investment opportunities and manage risk. In addition, the integration of public equity research across the broader T. Rowe Price investment platform allows for information sharing and insights that may inform both public and private investment decisions, which Price Associates believes will position the Fund to capitalize on opportunities across the lifecycle of companies.

As of December 31, 2025, T. Rowe Price and its affiliates (Firm) had approximately $1.78 trillion in assets under management.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.

The Fund will obtain exposure to its underlying strategies through direct investments as well as allocations to Underlying Funds managed by affiliated and unaffiliated investment managers. As such the Fund may be directly exposed to certain risks described below and/or may be exposed to certain risks through exposure to Underlying Funds. As such, unless stated otherwise, references to the “Fund” in this section include the Underlying Funds.

Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program

Investment and Trading Risks in General. All securities investments risk the loss of capital. There can be no assurance that (i) the Adviser will be able to choose, make and realize investments on behalf of the Fund in any particular company or portfolio of companies, (ii) the Fund will be able to generate positive returns or that any positive returns will be commensurate with the risks of investing in the type of companies and transactions described herein or (iii) Shareholders will receive any distributions from the Fund. Shareholders could experience a loss of their entire investment in the Fund.

Unforeseen Market Events. Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics or pandemics and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to a fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short-or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting environmental, political, social, and economic risks. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could lead to inflation, negatively impact overall investor sentiment and/or further increase volatility in securities markets.

Governments and regulators may take actions that affect the regulation of the funds or the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the funds’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the funds. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Public health epidemics and pandemics have had an impact on a fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Public health epidemics and pandemics may result in periods of disruptions to business operations, supply chains and customer activity, travel restrictions, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which a fund invests. The occurrence, reoccurrence and pendency of public health epidemics or pandemics could adversely affect the economies and financial markets either in specific countries or worldwide.

In addition, the operations of the Fund, Price Associates, and the Fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems and other factors related to public emergencies.

Global economies and financial markets have become increasingly interconnected, which increases the possibility that environmental, economic, financial, or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.

Allocation Risks. Investments in the Fund are subject to risks related to the investment adviser’s allocation choices. Such allocation choices may be impacted or limited by the Fund’s need to comply with the RIC qualification requirements under the Code, particularly the asset diversification requirements. The selection of underlying investments, including allocations across the various Underlying Funds and to individual co-investment opportunities, as well as the relative allocation of the Fund’s assets to the various private markets strategies could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Risks Associated with the Fund’s Structure. The Fund invests in Underlying Funds and strategies managed by each of T. Rowe Price and Goldman Sachs and incurs expenses related to such investments. Investors in the Fund will also incur fees in connection with certain expenses related to the operations of the Fund. Additionally, Price Associates expects to access private markets opportunities from Goldman Sachs and/or T. Rowe Price without considering the universe of other available third-party investment vehicles. This means that the Fund’s investment adviser does not, nor does it expect to, consider any available third-party investment vehicles managed by managers other than T. Rowe Price and/or Goldman Sachs as investment options for the Fund to obtain exposure to the various private markets asset classes. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the Fund or choosing underlying investments for the Fund. See “Conflicts of Interest” in the SAI for additional information.

Operational Risks. An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks simply may be beyond any control of the Fund, T. Rowe Price and its affiliates, or other service providers.

Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, an investor may not be able to sell its Shares when and/or in the amount that it desires.

Competition for Investment Opportunities. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser or its affiliates are not prohibited from the same transactions.

The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund. The Fund may rely on a Section 17(d) Exemptive Order from the SEC (“Section 17(d) Order”), which permits the Fund, among other things, to invest in aggregated transactions alongside certain other persons, including certain affiliates of T. Rowe Price and certain funds managed by T. Rowe Price and its affiliates, subject to certain terms and conditions.

Price Associates will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule 17d-1 as expressed in SEC no-action letters or other available guidance.

Prior to relying on the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees must have approved policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the Section 17(d) Order, and must also have reviewed the Adviser’s allocation policy and other Co-Investment policies. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the affiliated funds other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated funds will require the “required majority” of the Fund’s independent trustees to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. The Adviser’s investment allocation policies and procedures can be revised by the Adviser at any time without notice to, or consent from, the shareholders.

Fund of Funds Risk. Because the Fund invests a significant portion of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The Fund’s NAV will fluctuate in response to changes in the NAVs of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. Because the Fund’s NAV is related to the NAVs of the Underlying Funds in which it invests, inaccuracies, delays or other disruptions in the calculation of an underlying fund’s NAV may adversely impact the Fund.

The expenses associated with investing in a fund that invests a significant portion of its assets in other funds may be higher than those for funds that do not invest in other funds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds – in some cases, including a performance fee, carried interest or incentive allocations (which are a share of an underlying fund’s returns that are paid to the underlying fund’s manager) – in addition to the Fund’s direct fees and expenses. The fees and expenses charged by the Underlying Funds could reduce the Underlying Funds’ returns and the Fund’s overall performance. Certain Underlying Funds may receive performance fees, carried interest or incentive allocations even if the overall performance of the Fund itself is negative. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.

Certain Underlying Funds in which the Fund intends to invest will not be registered as investment companies under the 1940 Act, and therefore the Fund, and indirectly, the Fund’s Shareholders, may not avail themselves of 1940 Act protections with respect to interests in such Underlying Funds. In addition, the Underlying Funds are not subject to the Fund’s investment restrictions and Underlying Funds that are not investment companies under the 1940 Act are generally subject to few investment limitations.

Although Fund Shareholders will receive information about the Fund’s investments through the Fund’s shareholder reports, certain of the Underlying Funds do not provide the same degree of information as funds registered under the 1940 Act, including with respect to the fund’s holdings, liquidity, and valuations. Fund Shareholders will have no right to receive information about the Fund’s investment in such Underlying Funds from the Underlying Funds, and will have no recourse against the Underlying Funds or their managers.

Fund Structure. With respect to the target allocations to Goldman Sachs and T. Rowe Price funds, the Adviser expects to invest in Underlying Funds managed or sponsored by either Goldman Sachs or T. Rowe Price without considering the universe of available investment options managed by other managers of funds. This means that the Adviser does not, nor does it expect to, consider any available investment options managed by managers other than Goldman Sachs or T. Rowe Price as investment options for the Fund. This creates an incentive for Price Associates to consider only Underlying Funds and strategies managed by T. Rowe Price and Goldman Sachs, even in circumstances when it may conflict or appear to conflict with the Fund’s and Shareholders’ interests. Such conflicts could arise in many circumstances, including, for example and without limitation, if an Underlying Funds’ performance lags market or competitor returns over extended periods. See “Conflicts of Interest.”

Incentive Allocation Arrangements. An Underlying Fund’s manager may receive a performance fee, carried interest or incentive allocation that the Adviser has observed to be generally equal to 12.5% of the net profits earned by the Underlying Fund that it manages, typically subject to a preferred return. The performance fee, carried interest or incentive allocation is paid indirectly out of the Fund’s assets and therefore by investors in the Fund. These performance incentives may create an incentive for the underlying fund’s manager to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest or incentive allocation.

Illiquidity of Underlying Fund Interests. Interests in certain Underlying Funds are illiquid and may only be redeemed during periodic repurchase offers pursuant to which such Underlying Funds repurchase limited amounts of their outstanding shares at the underlying fund’s discretion. Underlying Funds generally have limited liquidity, typically 5% per quarter and, for certain Goldman Sachs Underlying Funds, limited to 2% per month. Similarly, certain Underlying Funds may have redemption penalties for redemptions that occur within one-year from time of subscription.

An Underlying Fund may accept less than the amount of underlying fund shares that the Fund tenders in a repurchase offer. Moreover, there is no regular market for interests in such Underlying Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the Underlying Fund’s manager and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in an Underlying Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a more expeditious sale. These liquidity constraints add to the challenges the Fund may face in complying with the RIC qualification requirements under the Code, particularly the asset diversification requirements, because the Fund may be unable to dispose of its interest in an Underlying Fund on a timely basis when needed to meet such requirements.

Liquidity and Valuation. The Fund may invest in securities, including interests in certain Underlying Funds, which are subject to legal or other restrictions on transfer or for which no liquid market exists. Further, the Fund will be subject to certain material constraints on withdrawals from its investments in Underlying Funds that are private funds, registered closed-end investment companies (including, for example, interval funds), or business development companies. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past.

The Fund’s private equity and private fund holdings are not as transparent as public holdings (and the Fund generally will not look through to the Goldman Sachs’ Underlying Funds in determining compliance with its investment restrictions). Certain of the Underlying Funds held by the Fund do not determine their net asset value on a daily basis. Goldman Sachs Underlying Funds may be valued on either a monthly or quarterly basis, depending on the investment. Therefore, the Adviser relies primarily on the limited pricing and valuation information provided by Goldman Sachs or other Underlying Fund managers in order to value the Fund’s investments in such Underlying Funds. Investors should be aware that valuations of illiquid investments involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations of portfolio positions could adversely affect the stated value of the Fund. For these reasons, among others, calculating the fair market value of certain of the Fund’s holdings may be difficult and involve uncertainties and judgment. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets. Any valuations determined to be incorrect could affect the Fund’s ability to comply with those tests or require it to pay penalty taxes to cure such diversification failure.

Certain of the Fund’s assets and liabilities may not have readily observable market prices and the valuation of such assets may rely on quoted prices in inactive markets or models that have observable inputs. Certain other categories of assets may lack any readily available market information and, accordingly, the valuation of such assets may rely substantially on models and significant unobservable inputs including assumptions from market participants. As such assets are not actively traded, their value can only be estimated using a combination of complex market prices, mathematical models and subjective assumptions. Information about market prices may be unavailable or difficult to obtain for investments that are not traded on an exchange or that trade less frequently, and the Adviser may determine the value of these investments by, among other things, using marked to market prices provided by dealers or pricing services, or through relative value pricing. When recent market quotations or other independent pricing information is not readily available, or does not (in the judgment of the Adviser) fairly represent the value of such investment, the Adviser will determine the value of an investment using other fair value methods determined in good faith. These methods may include, without limitation, use or consideration of third-party or proprietary pricing models; the cost of acquiring the investment; comparable issuer valuations; market prices of related instruments; recent private transactions of which the Adviser or its affiliates are aware (including recent transactions in which the Fund or other clients of the Adviser or its affiliates participated); book value, earnings or cash flow analyses; or any other information available to the Adviser or its affiliates regarding the relevant instrument, issuer or broader market events.

Many of the Fund’s investments are fair valued. Fair value pricing involves judgments that are inherently subjective and uncertain, and in some cases involves reliance on information provided by private issuers or other sources whose reporting standards vary. Information used to determine fair valuations may be available on an irregular or less frequent basis. As a result, the presence of fair-valued investments may increase the volatility of the Fund’s net asset value at times, while dampening it at other times, and this effect may be more pronounced to the extent fair values assigned to those investments represent a meaningful portion of the Fund’s overall portfolio value. While the Adviser will use its reasonable best efforts to value investments fairly, certain investments may be difficult to value and may be subject to varying interpretations of value. There can be no assurance that any fair values assigned to investments will reflect actual market value or will be realized upon the sale of such investments. If these valuations should prove to be incorrect, investors could be adversely affected, including (without limitation) when the Management Fee is calculated.

As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as Valuation Designee to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources including the Underlying Funds, their affiliates and/or their agents.

New Fund. Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the Adviser may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the fund eventually ceasing its operations.

Private Equity Investments Generally. The Fund will have significant exposure to private equity investments, which are exposed to a high degree of business and financial risk. Such risks may adversely affect the performance of any such investments and result in substantial losses to the Fund. While the targeted returns should reflect the perceived level of risk in any investment situation, there can be no assurance that the Fund will be adequately compensated for risks taken. A loss of principal is possible. The timing of profit realization is highly uncertain. Losses are likely to occur early, while successes often require a long maturation.

Private equity investments in highly leveraged companies involve a high degree of risk. Some of the Fund’s portfolio companies may be leveraged, which will increase the exposure of such companies to adverse economic factors such as downturns in the economy or deterioration in the conditions of such companies or their industry sectors. In the event any portfolio company cannot generate adequate cash flow to meet debt service, the Fund may suffer a partial or total loss of its invested capital, which would adversely affect the return on capital invested in the Fund.

The Fund may have investment exposure to companies that have already received one or more rounds of financing. These securities may be among the most junior in a portfolio company’s capital structure and thus subject the Fund to a greater risk of losing all or part of its invested capital. There will often be no collateral to protect the Fund’s investment exposure to such securities once made.

Certain Underlying Funds are likely to take a controlling interest in a material portion of portfolio companies. The exercise of control over a company may impose additional risks of liability for a variety of reasons, including environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, such Underlying Fund may suffer a significant loss. On the other hand, such an Underlying Fund may hold a non-controlling interest in certain investments and, therefore, may have a limited ability to protect its position in such investments. In such cases, the Underlying Fund will typically be significantly reliant on the existing management, board of directors and other shareholders of such companies, who may not be affiliated with the Underlying Fund and whose interests may conflict with the interests of the Underlying Fund.

Investments in private equity generally often require extensive due diligence activities prior to acquisition, including legal costs. If a proposed investment by an Underlying Fund is not consummated, all or a portion of such third-party expenses (for example, but not limited to, expenses attributable to investment bankers, legal and tax advice and consultants), which may be significant, may be borne by the Underlying Fund.

Investments in private equity may create additional challenges for the Fund in satisfying the RIC qualification requirements under the Code. Depending on the tax structure of a portfolio company, the Fund may be required to make an investment through a subsidiary that is treated as corporation for U.S. federal income tax purposes in order for the Fund to satisfy the RIC gross income requirements. Investing through such a subsidiary would result in additional operating and administrative expenses and could cause income and gains attributable to the investment to be subject to corporate income tax at the subsidiary level, which would reduce the Fund’s returns. In addition, the use of such a subsidiary could make it more difficult for the Fund to comply with the asset diversification tests applicable to RICs.

The Fund or an Underlying Fund may be called upon to make follow-on investments in portfolio companies or have the opportunity to increase its investment in portfolio companies. There can be no assurance that the Fund or the Underlying Fund manager will make any such investment or that it will have sufficient funds to do so should the Adviser or the Underlying Fund manager wish to do so. Any decision by the Adviser or the Underlying Fund manager not to make such an investment, or any inability to do so, may have a substantial negative impact on the relevant portfolio company, may diminish the Fund’s or the Underlying Fund’s ability to influence the portfolio company’s future development, may result in dilution of the Fund’s or the Underlying Fund’s prior investment, and could impair the value of such underlying company and, in turn, the investment of the Fund therein. In the event the Fund or an Underlying Fund makes a follow-on investment, there is also the risk that the follow-on investment will not preserve, protect or enhance the existing investment, and the Fund may lose both its initial investment and the follow-on investment.

Most of the Fund’s investments in private equity will be highly illiquid, and there can be no assurance that the Fund will be able to realize any such investment at any given time. Although investments by the Fund may generate current income, the return of capital and the realization of gains, if any, from such an investment will generally occur only upon the partial or complete disposition or refinancing of the investment. While a portfolio company may be sold at any time, it is not generally expected that this will occur for a number of years after the investment in such portfolio company is made, and some investments may be held for much longer periods of time. Moreover, an investment that initially consists of an interest in assets may be exchanged, contributed or otherwise converted into private or publicly-traded stock of a corporation, interests in a limited liability company or other interests or assets (and vice-versa), and any such exchange, contribution or conversion will likely not constitute a disposition of the type that results in investors receiving distributions. In addition, the Fund will generally not be able to sell its private equity securities publicly unless their sale is registered under applicable securities laws, or unless an exemption from such registration requirements is available. In addition, in some cases the Fund may be prohibited by contract or legal or regulatory reasons from selling certain securities for a period of time.

Early-Stage and Late-Stage Companies. The Fund is expected to have significant exposure to companies in a relatively early-stage of development. Early-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved. In addition, such companies may require substantial amounts of financing, which may not be available through institutional private placements or the public markets. The percentage of companies that survive and prosper is small. Furthermore, companies at an early stage may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and service capabilities and a larger number of qualified managerial and technical personnel. Such companies will often rely upon rapidly changing technologies. Therefore, technological obsolescence and other technology risks may also adversely impact the performance of these companies. In all cases, the Fund will be subject to the risks associated with the underlying businesses engaged in by its portfolio companies.

The Fund is expected to also have exposure to late-stage investments. Investments in more mature companies also involve substantial risks. Such companies typically have obtained capital in the form of debt and/or equity to expand rapidly, reorganize operations, acquire a business, or develop new products and markets. These activities by definition involve a significant amount of corporate change and could give rise to significant problems, whether they be in product development, sales and manufacturing or the general management of any such activities.

Investments in Public Companies. The Fund may hold investments in public companies, particularly companies in which it invested prior to an initial public offering of securities. Investments in public companies will subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, movements in the stock markets and trends in the overall economy, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities at certain times (including due to the possession by the Adviser of material non-public information), and increased likelihood of shareholder litigation against such companies’ board members.

Small and Medium Capitalization Companies. The Fund will have exposure to investments in the securities of small and medium capitalization companies. Investing in lesser known, small and medium capitalization companies may involve greater risk than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium-sized companies than for larger, more established companies.

Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to trade significant amounts of shares without an unfavorable impact on prevailing market prices.

PIPE Transactions. Private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter securities market, a type of investment commonly referred to as a “PIPE” transaction, may be entered into with smaller capitalization public companies, which will entail business and financial risks comparable to those of investments in the publicly-issued securities of smaller capitalization companies, which may be less likely to be able to weather business or cyclical downturns than larger companies and are more likely to be substantially hurt by the loss of a few key personnel. In addition, PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend on the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Alternatively, it may be possible for securities acquired in a PIPE transaction to be resold in transactions exempt from registration in accordance with Rule 144 under the Securities Act, or otherwise under the U.S. federal securities laws. There can be no guarantee that there will be an active or liquid market for the stock of any small capitalization company due to the possible small number of stockholders. As a result, even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities. There is no guarantee that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Fund’s investments.

Operating and Financial Risks of Portfolio Companies. The value or performance of the Fund’s portfolio companies could deteriorate as a result of, among other factors, adverse business developments, a change in the competitive environment or an economic downturn.

As a result, portfolio companies that the Adviser may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise be in a weak financial condition or experience financial distress from time to time. In some cases, the success of the Fund’s investment strategy and approach may depend in part on the ability of the Underlying Fund’s investment manager to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. The activity of identifying and implementing operating improvements and/or recapitalization programs entails a high degree of uncertainty.

There can be no assurance that the Fund will be able to successfully identify or implement such improvements or programs.

Investment and Due Diligence Process. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Before making investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment, including the time frame in which a particular investment needs to be made and the information available to the Adviser (both of which, at times, may be limited). When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on the resources reasonably available to it. For example, outside consultants, legal advisors, accountants and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment and the facts and the circumstances related thereto, and the Adviser may rely on the advice of such parties. However, whether or not known to the Adviser at the time, and especially with respect to illiquid investments, such resources may not be sufficient, accurate, complete or reliable and due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment. For example, there can be no assurance that the Adviser will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices during the due diligence phase of an investment or during its efforts to monitor an investment on an ongoing basis.

At times, the investment opportunities pursued by the Fund or an Underlying Fund require rapid execution, and investment analyses and due diligence, negotiations and decisions by the Adviser may be required to be undertaken on an expedited basis. From time to time, in such cases, the information available to the Adviser at the time of an investment decision may be limited, and, in such cases, and especially with respect to illiquid investments, the Adviser may not have access to detailed information regarding the investment opportunity or an opportunity to diligence or confirm information regarding the opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of circumstances that may adversely affect an investment or be in a position to negotiate terms that appropriately address such risks. It frequently is difficult to obtain information as to the true condition of an issuer, and the Adviser may rely upon the accuracy and completeness of representations and disclosures made by issuers or their owners (which, in either case, even of themselves may be very limited in scope) in the due diligence process when it makes an investment or otherwise in the public filings of such issuer. Moreover, there can be no assurance that attempts to obtain downside protection with respect to assets or companies in which the Fund invests will achieve their desired effect, and in certain cases, depending on the type of security or type of issuer, an opportunity may only be available on the basis of limited disclosures, representations, warranties or covenants (e.g., “covenant lite” instruments), and the lack of robust representations, warranties or covenants is likely to increase the risk associated with the investment.

In countries where generally accepted accounting principles and practices differ significantly from those practiced in the United States, the evaluation of potential investments and the ability to perform due diligence may also be affected. For example, the assets and profits appearing on financial statements of a company operating in one or more non-U.S. countries may not reflect its financial position or results of operations in the way they would be reflected if financial statements had been prepared in accordance with GAAP. Accordingly, information available to the Adviser, including both general economic and commercial information and information concerning specific enterprises, securities or assets, may be relatively less reliable, detailed or accurate. In addition, for companies that keep accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power while others do not permit such restatement. Inflation accounting may indirectly generate losses or profits or disguise true losses or profits.

Investments with Third Parties; Co-Investments. The Fund (or an Underlying Fund) may co-invest with third parties through joint ventures or other entities. A “Co-Investment” means an investment primarily alongside transaction sponsors or related vehicles in the same class of equity or debt securities or other instruments as such transaction sponsors or vehicles (including but not limited to common stock, preferred stock and warrants) and other investments alongside such entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third party co-venturer may have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.

The Fund’s ability to realize a profit on such Co-Investments will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given Co-Investment opportunities, or that any specific Co-Investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for Co-Investment opportunities is competitive and may be limited, and the Co-Investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on Co-Investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such Co-Investments. The Fund generally will rely on the sponsor offering such Co-Investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the Co-Investment.

The Fund’s ability to dispose of Co-Investments may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment. Co-Investments may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.

Many entities compete with the Fund (or an Underlying Fund) in pursuing Co-Investments. These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive Co-Investment opportunities from time to time.

Investments in Middle-Market Companies. Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

Investments in Less Established Companies. The Fund and its Underlying Funds may invest a portion of their assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund or an Underlying Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund or an Underlying Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

The Fund may have exposure to issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

Preferred Stock. Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally:

(i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.

Securities on a When-Issued or Forward Commitment Basis. The Fund or an Underlying Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Foreign Securities

●	General Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign over-the-counter (OTC) markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any fund investing in foreign securities, while others relate more to the countries and regions in which the Fund may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the Fund relies on the classification made for a particular country by an unaffiliated, third-party data provider.

●	Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

●	Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the Fund’s securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the Fund’s securities denominated in that currency will decline. The value of Fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore, the Fund will absorb the cost of currency fluctuations.

●	Investment and Repatriation Restrictions Investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the Fund. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Fund invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain government consents.

●	Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and are generally more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Fund’s foreign portfolio securities may have lower overall liquidity, be more difficult to value, and be subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned. The inability of the Fund to make intended security purchases due to clearance and settlement problems could cause the Fund to miss attractive investment opportunities. The inability of the Fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which the Fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the Fund does not calculate their NAV. Therefore, the values of the Fund’s holdings in those markets may be affected on days when shareholders have no access to the Fund.

●	Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the Fund may also purchase depositary receipts, such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of the Fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

●	Participation Notes The Fund may gain exposure to securities in certain foreign markets through investments in participation notes (P-notes). For instance, the Fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security, and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the Fund must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

●	Investment Funds The Fund may invest in investment funds, including ETFs and government money market funds, that have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the investment manager), but will also indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over (or discount below) their NAV.

●	Financial Information and Governance There is generally less publicly available information about foreign companies when compared with the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

●	Taxes The dividends and interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

●	Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

●	U.S. Economic Trading Partners Risk The United States is a significant, and in some cases the most significant, trading partner of, or foreign investor in, certain countries in which the Fund may invest. As a result, economic conditions of such countries may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate, or an economic slowdown in the United States may have a material adverse effect on a country’s economic conditions and, as a result, securities to which the Fund has exposure. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such nonpayment would result in substantial negative consequences for the U.S. economy and the global financial system. There are strained relations between the United States and a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China, and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, it may have an adverse impact on the U.S. economy and many of the issuers in which the Fund may invest.

●	Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, or diplomatic developments that could affect investments by U.S. persons in those countries. Further, the Fund may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.

Foreign Currency Risks. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.

Use of Leverage: Risk of Borrowing by the Fund. The Fund may utilize leverage in pursuit of its investment objective. This results in the Fund controlling more assets than it has equity. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Leverage can increase returns to investors if the Fund earns a greater return on leveraged investments than the Fund’s cost of such leverage. On the other hand, leverage will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. As a general matter, the presence of leverage can accelerate losses.

The use of leverage exposes the Fund and shareholders to a high degree of additional risk, including, but not limited to: (i) greater losses from investments than would otherwise have been the case had the Fund not used leverage to make the investments; (ii) margin calls, interim margin requirements, interest payments or other loan costs may force premature liquidations of investment positions at a loss or otherwise on unattractive terms; (iii) to the extent that Fund revenues are required to meet principal payments, shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) losses on investments where the investment fails to earn a return that equals or exceeds the Fund’s cost of leverage related to such investment. In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

To the extent that options, futures, options on futures, swaps, swaptions and other “synthetic” or derivative financial instruments are used, it should be noted that they inherently contain much greater leverage than a non-margined purchase of the underlying security, commodity or instrument. This is due to the fact that generally only a very small portion (and in some cases none) of the value of the underlying security, commodity or instrument is required to be paid in order to make such investments. In addition, many of these products are subject to variation or other interim margin requirements, which may force premature liquidation of investment positions at an inopportune time and adversely impact the performance of the Fund.

With respect to any asset-backed facility, a decrease in the market value would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the borrowed funds must be repaid to the lender. Liquidation of such investments at an inopportune time in order to satisfy such financial covenants could adversely impact performance and could, if the value of its investments had declined significantly, cause the Fund or an Underlying Fund to lose capital. Fund or Underlying Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund or Underlying Fund if it is unable to cure or otherwise mitigate such breach.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock.

There can be no assurance that the cost of borrowing will remain competitive. Further, there can be no assurance that the Fund will have access to leverage. Significant price increases or limited access to borrowing as a result of, among other things, fewer lenders willing to provide margin capacity to counterparties, could negatively impact the Fund.

Change of Law Risk. Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Terrorist Activities. Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.

Volatility of Commodity Prices. The performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and non-U.S. federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.

Regulatory Approvals. The Fund may have exposure to portfolio companies believed to have obtained all material United States federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Sustainability Risks. A sustainability risk is an environmental, social or governance (“ESG”) event or condition that, if it occurs, could cause an actual or potential material negative impact on the value of an investment (“Sustainability Risk”). Sustainability Risks may arise in respect of a company or sovereign issuer itself, its affiliates or in its supply chain and/or apply to a particular economic sector, geographical or political region. Environmental Sustainability Risks, including risks arising from climate change, are associated with events or conditions affecting the natural environment. Social risks may be internal or external to a business or sovereign issuer and are associated with employees, local communities, customers or populations of companies or countries and regions. Governance risks are associated with the quality, effectiveness and process for the oversight of day-to-day management of companies. Assessment of Sustainability Risks is complex and requires subjective judgements, which may be based on data which is difficult to obtain and incomplete, estimated, out of date or otherwise materially inaccurate. Even when identified, there can be no guarantee that the Adviser will correctly assess the impact of Sustainability Risks on the Fund’s investments.

Sustainability Risk could be connected with the loss of investment value in numerous ways. For investments in a corporate issuer, losses may result from, for example and without limitation, damage to its reputation with a consequential fall in demand for its products or services, loss of key personnel, exclusion from potential business opportunities, increased costs of doing business and/or increased cost of capital. Laws, regulations and industry norms play a significant role in controlling the impact on ESG factors of many industries, particularly in respect of environmental and social factors. Any changes in such measures, such as increasingly stringent environmental or health and safety laws, can have a material impact on the operations, costs and profitability of businesses. A corporate issuer may also suffer the impact of fines and other regulatory sanctions. The time and resources of the corporate issuer’s management team may be diverted from furthering its business and be absorbed seeking to deal with the Sustainability Risk, including changes to business practices and dealing with investigations and litigation. Sustainability Risks may also give rise to loss of assets and/or physical loss including damage to real estate and infrastructure. The utility and value of assets held by businesses to which the Fund is exposed may also be adversely impacted by a Sustainability Risk. Further, certain industries face considerable scrutiny from regulatory authorities, non-governmental organizations and special interest groups in respect of their impact on ESG factors. This may cause affected industries to make material changes to their business practices, which can increase costs and result in a material negative impact on the profitability of businesses. Such scrutiny also may materially impact the consumer demand for a business’s products and services, which may result in a material loss in value of an investment linked to such businesses.

Sustainability Risks are relevant as both standalone risks, and also as cross-cutting risks that manifest through many other risk types that are relevant to the assets of the Fund. For example, the occurrence of a Sustainability Risk can give rise to financial and business risk, including though a negative impact on the creditworthiness of other businesses.

Political and Societal Challenges. Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.

Derivatives Instruments. The Fund (or an Underlying Fund) may invest in derivative instruments or “derivatives” that include total return swaps (“TRS”) and other swaps, futures, options, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies, indices, or other assets. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency, index or other asset at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are leveraged, and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement may expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose investors to liquidity risk, as there may not be a liquid market within which to close or dispose of outstanding derivatives contracts.

All derivative instruments involve risks that are in addition to, and potentially greater than the risks of investing directly in securities and other more traditional assets, including:

●	Management Risks. Derivative products are specialized instruments that require investment techniques and risk analyses different from those associated with equities and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into and the ability to assess the risk that a derivative adds to the Fund’s portfolio.

●	Counterparty Risks. This is the risk that a loss may be sustained by the Fund as a result of the failure of the other party to a derivative (usually referred to as a “counterparty”) to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for OTC derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded or cleared derivative transaction is the counterparty to the derivative transaction. The Fund may post or receive collateral related to changes in the market value of a derivative. The Fund also may invest in derivatives that (i) do not require the counterparty to post collateral, (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require significant upfront deposits unrelated to the derivatives’ intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults.

●	Documentation Risks. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Fund under derivative instruments or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

●	Liquidity Risks. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Less liquid derivative instruments also may fall more in price than other investments during market falls. During periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in the mark-to-market obligations arising under the derivative instruments used by the Fund. These risks may be further exacerbated by requirements under rules issued pursuant to financial reform legislation.

●	Leverage Risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

●	Tax Uncertainties. The taxation of derivatives, including credit default swaps, TRS and other transactions in which the Fund may participate, is subject to uncertainties. Such transactions may become subject to new laws and regulations, possibly with retroactive effect, as well as differing interpretations of existing law and regulations by the relevant taxing authorities. There can be no assurance that such changes in law or interpretation will not have a material adverse effect on the Fund.

●	Other Risks. Other risks in using derivatives include the risk of mispricing or incorrect valuation of derivatives. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, over-and/or under-collateralization, and/or errors in calculation of the Fund’s net asset value.

The use of derivatives may not be effective or have the desired result. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The risk may be more pronounced when outstanding notional amounts in the market exceed the amounts of the referenced assets. For example, the Fund’s use of reverse repurchase agreements subjects it to interest costs based on the difference between the sale and repurchase price of the securities involved. Derivatives are also subject to currency and other risks. Moreover, suitable derivatives may not be available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Counterparties to derivatives contracts may have the right to terminate such contracts if the Fund’s net asset value declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Fund’s operations.

The United States government has enacted and is continuing to implement legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (the “EU”), the United Kingdom (the “UK”) and some other countries have also adopted and are continuing to implement similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Such rules and other rules and regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. While the rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (e.g., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and other regulatory requirements expose the Fund to other kinds of costs and risks.

For example, in the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU, the UK and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU and the UK, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

The regulation of derivatives in the United States and other countries is an evolving area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Options and Futures Risk. The Fund (or an Underlying Fund) may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.

The Fund (or an Underlying Fund) may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.

The Fund (or an Underlying Fund) may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

Purchasing a futures contract creates an obligation to take delivery of a specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.

Credit Derivatives. The Fund (or an Underlying Fund) may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.

The Fund (or an Underlying Fund) may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance by the seller due to an inability to pay.

As a seller of credit protection, the Fund (or an Underlying Fund) would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.

Credit default swaps involve greater risks than if the Fund (or an Underlying Fund) had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.

The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.

The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Counterparty Risk. The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents/clearing members, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. Even when the Fund’s assets are segregated from the Fund’s prime broker’s, custodian’s, clearing agent’s/clearing member’s, clearing house’s or other counterparty’s own assets, there is still risk that the Fund will be limited or significantly delayed in its ability to recover assets from such counterparties. For example, under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing member is required to maintain customers’ assets in omnibus accounts for all of its futures and cleared swaps customers segregated from the clearing member’s proprietary assets. If, however, a clearing member fails to segregate customer assets, is unable to satisfy a substantial deficit in a customer account, or in the event of fraud or misappropriation of customer assets by a clearing member, clearing member customers may be subject to risk of loss of their funds in the event of that clearing member’s bankruptcy. The Fund also might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers by account class. It is not entirely clear how an insolvency proceeding of a clearinghouse, or the clearing member through which the Fund holds its positions at a clearinghouse, would be conducted, what effect the insolvency proceeding would have on any recovery by the Fund, and what impact an insolvency of a clearinghouse or clearing member would have on the financial system more generally. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.

Other Risks Relating to the Fund

Senior Management Personnel of the Adviser. Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Key Personnel Risk. The Adviser depends on the diligence, skill and network of business contacts of certain professionals, including professionals associated with the Underlying Funds. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

The Adviser’s Relationships. The Fund expects that the Adviser (and an Underlying Fund’s investment manager) will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If the Adviser fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom the Adviser has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Shares Not Listed; No Market for Shares. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

“Best-Efforts” Offering Risk. This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.

Inadequate Network of Broker-Dealer Risk. The Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Registration under the U.S. Commodity Exchange Act. Registration with the CFTC as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon an exemption or exclusion from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.

Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities, which may increase the Fund’s portfolio turnover rate. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Risks Associated with the Fund Distribution Policy. The Fund intends to make annual distributions. The Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to treatment as a “RIC” for U.S. federal income tax purposes under the Code, pay out undistributed income from prior years, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s then-current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.

If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s Preferred Shares, notes or other indebtedness.

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s amended and restated declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Anti-Takeover Risk. The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk. The Adviser is an entity in which the Fund’s Interested Trustees, officers and portfolio manager may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and portfolio manager may also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the portfolio manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or account’s investment objective and strategies and legal and regulatory requirements.

Potential Conflicts of Interest Risk—Allocation of Personnel. The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk—Lack of Information Barriers. By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Portfolio Fair Value Risk. Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded and will not have a readily determinable market price. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”

A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate material information about the Fund’s investments; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

Cybersecurity Risks. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. As the use of the internet and other technologies is prevalent in the course of business, the Fund and its service providers are more susceptible to operational and financial risks associated with cyberattacks. Cybersecurity incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Fund, its service providers or the issuers of securities in which the Fund invests, can cause disruptions and impact business operations, potentially resulting in financial losses; the inability of Fund Shareholders to transact; violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement, or other compensation costs; and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyberattacks, and the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems, particularly since the Fund does not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and companies in which it invests or with which it does business.

The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.

In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.

A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).

In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including T. Rowe Price and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations.

Risks Relating to Fund’s RIC Status. Although the Fund intends to elect to be treated, and to qualify for treatment, as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s complex investment strategies may make compliance with such requirements more challenging. For purposes of meeting the source-of-income requirement, the character of the Fund’s income and gain derived through an Underlying Fund treated as a partnership for U.S. federal income tax purposes (other than certain publicly traded partnerships) generally will be determined as if the Fund had realized such income and gain directly, in the same manner as realized by the Underlying Fund. The activities of Underlying Funds could therefore affect the Fund’s ability to qualify as a RIC. Additionally, failure to timely obtain sufficient information from the Underlying Funds or their managers, where information is not publicly available, could adversely impact the Fund’s ability to satisfy these requirements and result in the Fund incurring a tax liability, including an excise tax on under-distributed income and, in certain circumstances, U.S. federal income tax at corporate tax rates.

The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

Certain of the Goldman Sachs Underlying Funds intend to be treated as a partnership for U.S. federal income tax purposes. If any of these funds were to fail to qualify to be treated as a partnership, the Fund may not meet the asset diversification tests necessary to qualify as a RIC.

The Fund’s investment strategy includes the allocation of a portion of its portfolio to other funds that are intended to be treated as RICs. If any of these funds were to fail to qualify to be treated as a RIC, the Fund may not meet the asset diversification tests necessary to qualify as a RIC. A sudden devaluation of any of such funds due to some unexpected events or market conditions could also significantly affect the Fund’s ability to meet the asset diversification tests necessary to qualify as a RIC.

If the Fund were to fail to satisfy the RIC requirements, absent a cure, it would lose its status as a RIC under the Code. A cure may require disposition of certain investments in a short period of time, which could be difficult to execute if such investments are not liquid or otherwise subject to transfer restrictions. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions, and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to investors. In addition, all distributions (including amounts that, if the Fund were a RIC, might be treated as capital gain dividends) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in Underlying Funds that are classified as partnerships for U.S. federal income tax purposes, which may result in the Fund recognizing items of taxable income and gain prior to the time that the Fund receives cash distributions from the Underlying Fund. If the Fund receives an in-kind distribution of securities from an underlying investment, such securities may be illiquid or subject to transfer restrictions. Accordingly, the Fund may be required to sell liquid assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, or reduce new investments, to obtain the cash needed to make distributions required in order to maintain its status as a RIC and avoid the imposition of U.S. federal income or excise tax. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of common shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.

The following table shows the number of Shares of the Fund that were authorized and outstanding as of the date of this Prospectus:

Title of Class	Amount Authorized	Amount Held by Registrant or for its Account	Amount Outstanding Exclusive of Amount Held by Fund for its Account
Class A Shares	Unlimited	0	0
Class D Shares	Unlimited	0	0
Class I Shares	Unlimited	0	4,000

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding Preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

Outstanding Securities [Table Text Block]

The following table shows the number of Shares of the Fund that were authorized and outstanding as of the date of this Prospectus:

Title of Class	Amount Authorized	Amount Held by Registrant or for its Account	Amount Outstanding Exclusive of Amount Held by Fund for its Account
Class A Shares	Unlimited	0	0
Class D Shares	Unlimited	0	0
Class I Shares	Unlimited	0	4,000

Investment and Trading Risks in General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Trading Risks in General. All securities investments risk the loss of capital. There can be no assurance that (i) the Adviser will be able to choose, make and realize investments on behalf of the Fund in any particular company or portfolio of companies, (ii) the Fund will be able to generate positive returns or that any positive returns will be commensurate with the risks of investing in the type of companies and transactions described herein or (iii) Shareholders will receive any distributions from the Fund. Shareholders could experience a loss of their entire investment in the Fund.

Unforeseen Market Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unforeseen Market Events. Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics or pandemics and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to a fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short-or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting environmental, political, social, and economic risks. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could lead to inflation, negatively impact overall investor sentiment and/or further increase volatility in securities markets.

Governments and regulators may take actions that affect the regulation of the funds or the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the funds’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the funds. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

Public health epidemics and pandemics have had an impact on a fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Public health epidemics and pandemics may result in periods of disruptions to business operations, supply chains and customer activity, travel restrictions, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which a fund invests. The occurrence, reoccurrence and pendency of public health epidemics or pandemics could adversely affect the economies and financial markets either in specific countries or worldwide.

In addition, the operations of the Fund, Price Associates, and the Fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems and other factors related to public emergencies.

Global economies and financial markets have become increasingly interconnected, which increases the possibility that environmental, economic, financial, or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.

Allocation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risks. Investments in the Fund are subject to risks related to the investment adviser’s allocation choices. Such allocation choices may be impacted or limited by the Fund’s need to comply with the RIC qualification requirements under the Code, particularly the asset diversification requirements. The selection of underlying investments, including allocations across the various Underlying Funds and to individual co-investment opportunities, as well as the relative allocation of the Fund’s assets to the various private markets strategies could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Risks Associated with the Fund’s Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with the Fund’s Structure. The Fund invests in Underlying Funds and strategies managed by each of T. Rowe Price and Goldman Sachs and incurs expenses related to such investments. Investors in the Fund will also incur fees in connection with certain expenses related to the operations of the Fund. Additionally, Price Associates expects to access private markets opportunities from Goldman Sachs and/or T. Rowe Price without considering the universe of other available third-party investment vehicles. This means that the Fund’s investment adviser does not, nor does it expect to, consider any available third-party investment vehicles managed by managers other than T. Rowe Price and/or Goldman Sachs as investment options for the Fund to obtain exposure to the various private markets asset classes. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the Fund or choosing underlying investments for the Fund. See “Conflicts of Interest” in the SAI for additional information.

Operational Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risks. An investment in the Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks simply may be beyond any control of the Fund, T. Rowe Price and its affiliates, or other service providers.

Closed-end Interval Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, an investor may not be able to sell its Shares when and/or in the amount that it desires.

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser or its affiliates are not prohibited from the same transactions.

The 1940 Act also imposes significant limits on aggregated transactions with affiliates of the Fund. The Fund may rely on a Section 17(d) Exemptive Order from the SEC (“Section 17(d) Order”), which permits the Fund, among other things, to invest in aggregated transactions alongside certain other persons, including certain affiliates of T. Rowe Price and certain funds managed by T. Rowe Price and its affiliates, subject to certain terms and conditions.

Price Associates will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), except in reliance on the Section 17(d) Order or unless such investments otherwise qualify for another 1940 Act exemption or are entered into in accordance with interpretations of Section 17(d) and Rule 17d-1 as expressed in SEC no-action letters or other available guidance.

Prior to relying on the Section 17(d) Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Fund’s independent trustees must have approved policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the Section 17(d) Order, and must also have reviewed the Adviser’s allocation policy and other Co-Investment policies. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the affiliated funds other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside affiliated funds will require the “required majority” of the Fund’s independent trustees to reach certain conclusions in connection with investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms), including that (1) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of the shareholders. The Section 17(d) Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Section 17(d) Order. The Adviser’s investment allocation policies and procedures can be revised by the Adviser at any time without notice to, or consent from, the shareholders.

Fund of Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund of Funds Risk. Because the Fund invests a significant portion of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The Fund’s NAV will fluctuate in response to changes in the NAVs of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. Because the Fund’s NAV is related to the NAVs of the Underlying Funds in which it invests, inaccuracies, delays or other disruptions in the calculation of an underlying fund’s NAV may adversely impact the Fund.

The expenses associated with investing in a fund that invests a significant portion of its assets in other funds may be higher than those for funds that do not invest in other funds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds – in some cases, including a performance fee, carried interest or incentive allocations (which are a share of an underlying fund’s returns that are paid to the underlying fund’s manager) – in addition to the Fund’s direct fees and expenses. The fees and expenses charged by the Underlying Funds could reduce the Underlying Funds’ returns and the Fund’s overall performance. Certain Underlying Funds may receive performance fees, carried interest or incentive allocations even if the overall performance of the Fund itself is negative. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.

Certain Underlying Funds in which the Fund intends to invest will not be registered as investment companies under the 1940 Act, and therefore the Fund, and indirectly, the Fund’s Shareholders, may not avail themselves of 1940 Act protections with respect to interests in such Underlying Funds. In addition, the Underlying Funds are not subject to the Fund’s investment restrictions and Underlying Funds that are not investment companies under the 1940 Act are generally subject to few investment limitations.

Although Fund Shareholders will receive information about the Fund’s investments through the Fund’s shareholder reports, certain of the Underlying Funds do not provide the same degree of information as funds registered under the 1940 Act, including with respect to the fund’s holdings, liquidity, and valuations. Fund Shareholders will have no right to receive information about the Fund’s investment in such Underlying Funds from the Underlying Funds, and will have no recourse against the Underlying Funds or their managers.

Fund Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Structure. With respect to the target allocations to Goldman Sachs and T. Rowe Price funds, the Adviser expects to invest in Underlying Funds managed or sponsored by either Goldman Sachs or T. Rowe Price without considering the universe of available investment options managed by other managers of funds. This means that the Adviser does not, nor does it expect to, consider any available investment options managed by managers other than Goldman Sachs or T. Rowe Price as investment options for the Fund. This creates an incentive for Price Associates to consider only Underlying Funds and strategies managed by T. Rowe Price and Goldman Sachs, even in circumstances when it may conflict or appear to conflict with the Fund’s and Shareholders’ interests. Such conflicts could arise in many circumstances, including, for example and without limitation, if an Underlying Funds’ performance lags market or competitor returns over extended periods. See “Conflicts of Interest.”

Incentive Allocation Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements. An Underlying Fund’s manager may receive a performance fee, carried interest or incentive allocation that the Adviser has observed to be generally equal to 12.5% of the net profits earned by the Underlying Fund that it manages, typically subject to a preferred return. The performance fee, carried interest or incentive allocation is paid indirectly out of the Fund’s assets and therefore by investors in the Fund. These performance incentives may create an incentive for the underlying fund’s manager to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest or incentive allocation.

Illiquidity of Underlying Fund Interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Underlying Fund Interests. Interests in certain Underlying Funds are illiquid and may only be redeemed during periodic repurchase offers pursuant to which such Underlying Funds repurchase limited amounts of their outstanding shares at the underlying fund’s discretion. Underlying Funds generally have limited liquidity, typically 5% per quarter and, for certain Goldman Sachs Underlying Funds, limited to 2% per month. Similarly, certain Underlying Funds may have redemption penalties for redemptions that occur within one-year from time of subscription.

An Underlying Fund may accept less than the amount of underlying fund shares that the Fund tenders in a repurchase offer. Moreover, there is no regular market for interests in such Underlying Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the Underlying Fund’s manager and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in an Underlying Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a more expeditious sale. These liquidity constraints add to the challenges the Fund may face in complying with the RIC qualification requirements under the Code, particularly the asset diversification requirements, because the Fund may be unable to dispose of its interest in an Underlying Fund on a timely basis when needed to meet such requirements.

Liquidity and Valuation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation. The Fund may invest in securities, including interests in certain Underlying Funds, which are subject to legal or other restrictions on transfer or for which no liquid market exists. Further, the Fund will be subject to certain material constraints on withdrawals from its investments in Underlying Funds that are private funds, registered closed-end investment companies (including, for example, interval funds), or business development companies. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past.

The Fund’s private equity and private fund holdings are not as transparent as public holdings (and the Fund generally will not look through to the Goldman Sachs’ Underlying Funds in determining compliance with its investment restrictions). Certain of the Underlying Funds held by the Fund do not determine their net asset value on a daily basis. Goldman Sachs Underlying Funds may be valued on either a monthly or quarterly basis, depending on the investment. Therefore, the Adviser relies primarily on the limited pricing and valuation information provided by Goldman Sachs or other Underlying Fund managers in order to value the Fund’s investments in such Underlying Funds. Investors should be aware that valuations of illiquid investments involve various judgments and consideration of factors that may be subjective. There is a risk that inaccurate valuations of portfolio positions could adversely affect the stated value of the Fund. For these reasons, among others, calculating the fair market value of certain of the Fund’s holdings may be difficult and involve uncertainties and judgment. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets. Any valuations determined to be incorrect could affect the Fund’s ability to comply with those tests or require it to pay penalty taxes to cure such diversification failure.

Certain of the Fund’s assets and liabilities may not have readily observable market prices and the valuation of such assets may rely on quoted prices in inactive markets or models that have observable inputs. Certain other categories of assets may lack any readily available market information and, accordingly, the valuation of such assets may rely substantially on models and significant unobservable inputs including assumptions from market participants. As such assets are not actively traded, their value can only be estimated using a combination of complex market prices, mathematical models and subjective assumptions. Information about market prices may be unavailable or difficult to obtain for investments that are not traded on an exchange or that trade less frequently, and the Adviser may determine the value of these investments by, among other things, using marked to market prices provided by dealers or pricing services, or through relative value pricing. When recent market quotations or other independent pricing information is not readily available, or does not (in the judgment of the Adviser) fairly represent the value of such investment, the Adviser will determine the value of an investment using other fair value methods determined in good faith. These methods may include, without limitation, use or consideration of third-party or proprietary pricing models; the cost of acquiring the investment; comparable issuer valuations; market prices of related instruments; recent private transactions of which the Adviser or its affiliates are aware (including recent transactions in which the Fund or other clients of the Adviser or its affiliates participated); book value, earnings or cash flow analyses; or any other information available to the Adviser or its affiliates regarding the relevant instrument, issuer or broader market events.

Many of the Fund’s investments are fair valued. Fair value pricing involves judgments that are inherently subjective and uncertain, and in some cases involves reliance on information provided by private issuers or other sources whose reporting standards vary. Information used to determine fair valuations may be available on an irregular or less frequent basis. As a result, the presence of fair-valued investments may increase the volatility of the Fund’s net asset value at times, while dampening it at other times, and this effect may be more pronounced to the extent fair values assigned to those investments represent a meaningful portion of the Fund’s overall portfolio value. While the Adviser will use its reasonable best efforts to value investments fairly, certain investments may be difficult to value and may be subject to varying interpretations of value. There can be no assurance that any fair values assigned to investments will reflect actual market value or will be realized upon the sale of such investments. If these valuations should prove to be incorrect, investors could be adversely affected, including (without limitation) when the Management Fee is calculated.

As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as Valuation Designee to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources including the Underlying Funds, their affiliates and/or their agents.

New Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund. Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the Adviser may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the fund eventually ceasing its operations.

Private Equity Investments Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments Generally. The Fund will have significant exposure to private equity investments, which are exposed to a high degree of business and financial risk. Such risks may adversely affect the performance of any such investments and result in substantial losses to the Fund. While the targeted returns should reflect the perceived level of risk in any investment situation, there can be no assurance that the Fund will be adequately compensated for risks taken. A loss of principal is possible. The timing of profit realization is highly uncertain. Losses are likely to occur early, while successes often require a long maturation.

Private equity investments in highly leveraged companies involve a high degree of risk. Some of the Fund’s portfolio companies may be leveraged, which will increase the exposure of such companies to adverse economic factors such as downturns in the economy or deterioration in the conditions of such companies or their industry sectors. In the event any portfolio company cannot generate adequate cash flow to meet debt service, the Fund may suffer a partial or total loss of its invested capital, which would adversely affect the return on capital invested in the Fund.

The Fund may have investment exposure to companies that have already received one or more rounds of financing. These securities may be among the most junior in a portfolio company’s capital structure and thus subject the Fund to a greater risk of losing all or part of its invested capital. There will often be no collateral to protect the Fund’s investment exposure to such securities once made.

Certain Underlying Funds are likely to take a controlling interest in a material portion of portfolio companies. The exercise of control over a company may impose additional risks of liability for a variety of reasons, including environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, such Underlying Fund may suffer a significant loss. On the other hand, such an Underlying Fund may hold a non-controlling interest in certain investments and, therefore, may have a limited ability to protect its position in such investments. In such cases, the Underlying Fund will typically be significantly reliant on the existing management, board of directors and other shareholders of such companies, who may not be affiliated with the Underlying Fund and whose interests may conflict with the interests of the Underlying Fund.

Investments in private equity generally often require extensive due diligence activities prior to acquisition, including legal costs. If a proposed investment by an Underlying Fund is not consummated, all or a portion of such third-party expenses (for example, but not limited to, expenses attributable to investment bankers, legal and tax advice and consultants), which may be significant, may be borne by the Underlying Fund.

Investments in private equity may create additional challenges for the Fund in satisfying the RIC qualification requirements under the Code. Depending on the tax structure of a portfolio company, the Fund may be required to make an investment through a subsidiary that is treated as corporation for U.S. federal income tax purposes in order for the Fund to satisfy the RIC gross income requirements. Investing through such a subsidiary would result in additional operating and administrative expenses and could cause income and gains attributable to the investment to be subject to corporate income tax at the subsidiary level, which would reduce the Fund’s returns. In addition, the use of such a subsidiary could make it more difficult for the Fund to comply with the asset diversification tests applicable to RICs.

The Fund or an Underlying Fund may be called upon to make follow-on investments in portfolio companies or have the opportunity to increase its investment in portfolio companies. There can be no assurance that the Fund or the Underlying Fund manager will make any such investment or that it will have sufficient funds to do so should the Adviser or the Underlying Fund manager wish to do so. Any decision by the Adviser or the Underlying Fund manager not to make such an investment, or any inability to do so, may have a substantial negative impact on the relevant portfolio company, may diminish the Fund’s or the Underlying Fund’s ability to influence the portfolio company’s future development, may result in dilution of the Fund’s or the Underlying Fund’s prior investment, and could impair the value of such underlying company and, in turn, the investment of the Fund therein. In the event the Fund or an Underlying Fund makes a follow-on investment, there is also the risk that the follow-on investment will not preserve, protect or enhance the existing investment, and the Fund may lose both its initial investment and the follow-on investment.

Most of the Fund’s investments in private equity will be highly illiquid, and there can be no assurance that the Fund will be able to realize any such investment at any given time. Although investments by the Fund may generate current income, the return of capital and the realization of gains, if any, from such an investment will generally occur only upon the partial or complete disposition or refinancing of the investment. While a portfolio company may be sold at any time, it is not generally expected that this will occur for a number of years after the investment in such portfolio company is made, and some investments may be held for much longer periods of time. Moreover, an investment that initially consists of an interest in assets may be exchanged, contributed or otherwise converted into private or publicly-traded stock of a corporation, interests in a limited liability company or other interests or assets (and vice-versa), and any such exchange, contribution or conversion will likely not constitute a disposition of the type that results in investors receiving distributions. In addition, the Fund will generally not be able to sell its private equity securities publicly unless their sale is registered under applicable securities laws, or unless an exemption from such registration requirements is available. In addition, in some cases the Fund may be prohibited by contract or legal or regulatory reasons from selling certain securities for a period of time.

Early-Stage and Late-Stage Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Early-Stage and Late-Stage Companies. The Fund is expected to have significant exposure to companies in a relatively early-stage of development. Early-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved. In addition, such companies may require substantial amounts of financing, which may not be available through institutional private placements or the public markets. The percentage of companies that survive and prosper is small. Furthermore, companies at an early stage may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and service capabilities and a larger number of qualified managerial and technical personnel. Such companies will often rely upon rapidly changing technologies. Therefore, technological obsolescence and other technology risks may also adversely impact the performance of these companies. In all cases, the Fund will be subject to the risks associated with the underlying businesses engaged in by its portfolio companies.

The Fund is expected to also have exposure to late-stage investments. Investments in more mature companies also involve substantial risks. Such companies typically have obtained capital in the form of debt and/or equity to expand rapidly, reorganize operations, acquire a business, or develop new products and markets. These activities by definition involve a significant amount of corporate change and could give rise to significant problems, whether they be in product development, sales and manufacturing or the general management of any such activities.

Investments in Public Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Public Companies. The Fund may hold investments in public companies, particularly companies in which it invested prior to an initial public offering of securities. Investments in public companies will subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, movements in the stock markets and trends in the overall economy, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities at certain times (including due to the possession by the Adviser of material non-public information), and increased likelihood of shareholder litigation against such companies’ board members.

Small and Medium Capitalization Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Medium Capitalization Companies. The Fund will have exposure to investments in the securities of small and medium capitalization companies. Investing in lesser known, small and medium capitalization companies may involve greater risk than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium-sized companies than for larger, more established companies.

Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to trade significant amounts of shares without an unfavorable impact on prevailing market prices.

PIPE Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIPE Transactions. Private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter securities market, a type of investment commonly referred to as a “PIPE” transaction, may be entered into with smaller capitalization public companies, which will entail business and financial risks comparable to those of investments in the publicly-issued securities of smaller capitalization companies, which may be less likely to be able to weather business or cyclical downturns than larger companies and are more likely to be substantially hurt by the loss of a few key personnel. In addition, PIPE transactions will generally result in the Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. The Fund’s ability to dispose of securities acquired in PIPE transactions may depend on the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Alternatively, it may be possible for securities acquired in a PIPE transaction to be resold in transactions exempt from registration in accordance with Rule 144 under the Securities Act, or otherwise under the U.S. federal securities laws. There can be no guarantee that there will be an active or liquid market for the stock of any small capitalization company due to the possible small number of stockholders. As a result, even if the Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities. There is no guarantee that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Fund’s investments.

Operating and Financial Risks of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operating and Financial Risks of Portfolio Companies. The value or performance of the Fund’s portfolio companies could deteriorate as a result of, among other factors, adverse business developments, a change in the competitive environment or an economic downturn.

As a result, portfolio companies that the Adviser may have expected to be stable may operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive positions, or may otherwise be in a weak financial condition or experience financial distress from time to time. In some cases, the success of the Fund’s investment strategy and approach may depend in part on the ability of the Underlying Fund’s investment manager to effect improvements in the operations of a portfolio company and/or recapitalize its balance sheet. The activity of identifying and implementing operating improvements and/or recapitalization programs entails a high degree of uncertainty.

There can be no assurance that the Fund will be able to successfully identify or implement such improvements or programs.

Investment and Due Diligence Process [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Due Diligence Process. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Before making investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment, including the time frame in which a particular investment needs to be made and the information available to the Adviser (both of which, at times, may be limited). When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on the resources reasonably available to it. For example, outside consultants, legal advisors, accountants and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment and the facts and the circumstances related thereto, and the Adviser may rely on the advice of such parties. However, whether or not known to the Adviser at the time, and especially with respect to illiquid investments, such resources may not be sufficient, accurate, complete or reliable and due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment. For example, there can be no assurance that the Adviser will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices during the due diligence phase of an investment or during its efforts to monitor an investment on an ongoing basis.

At times, the investment opportunities pursued by the Fund or an Underlying Fund require rapid execution, and investment analyses and due diligence, negotiations and decisions by the Adviser may be required to be undertaken on an expedited basis. From time to time, in such cases, the information available to the Adviser at the time of an investment decision may be limited, and, in such cases, and especially with respect to illiquid investments, the Adviser may not have access to detailed information regarding the investment opportunity or an opportunity to diligence or confirm information regarding the opportunity. Therefore, no assurance can be given that the Adviser will have knowledge of circumstances that may adversely affect an investment or be in a position to negotiate terms that appropriately address such risks. It frequently is difficult to obtain information as to the true condition of an issuer, and the Adviser may rely upon the accuracy and completeness of representations and disclosures made by issuers or their owners (which, in either case, even of themselves may be very limited in scope) in the due diligence process when it makes an investment or otherwise in the public filings of such issuer. Moreover, there can be no assurance that attempts to obtain downside protection with respect to assets or companies in which the Fund invests will achieve their desired effect, and in certain cases, depending on the type of security or type of issuer, an opportunity may only be available on the basis of limited disclosures, representations, warranties or covenants (e.g., “covenant lite” instruments), and the lack of robust representations, warranties or covenants is likely to increase the risk associated with the investment.

In countries where generally accepted accounting principles and practices differ significantly from those practiced in the United States, the evaluation of potential investments and the ability to perform due diligence may also be affected. For example, the assets and profits appearing on financial statements of a company operating in one or more non-U.S. countries may not reflect its financial position or results of operations in the way they would be reflected if financial statements had been prepared in accordance with GAAP. Accordingly, information available to the Adviser, including both general economic and commercial information and information concerning specific enterprises, securities or assets, may be relatively less reliable, detailed or accurate. In addition, for companies that keep accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power while others do not permit such restatement. Inflation accounting may indirectly generate losses or profits or disguise true losses or profits.

Investments with Third Parties; Co-Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments with Third Parties; Co-Investments. The Fund (or an Underlying Fund) may co-invest with third parties through joint ventures or other entities. A “Co-Investment” means an investment primarily alongside transaction sponsors or related vehicles in the same class of equity or debt securities or other instruments as such transaction sponsors or vehicles (including but not limited to common stock, preferred stock and warrants) and other investments alongside such entities. Such investments may involve risks in connection with such third-party involvement, including the possibility that a third party co-venturer may have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for the actions of its third-party co-venturers. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.

The Fund’s ability to realize a profit on such Co-Investments will be particularly reliant on the expertise of the lead investor in the transaction. There can be no assurance that the Fund will be given Co-Investment opportunities, or that any specific Co-Investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. The market for Co-Investment opportunities is competitive and may be limited, and the Co-Investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence will be conducted on Co-Investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such Co-Investments. The Fund generally will rely on the sponsor offering such Co-Investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the Co-Investment.

The Fund’s ability to dispose of Co-Investments may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for the Fund to sell such investment. Co-Investments may be heavily negotiated and, therefore, the Fund may incur additional legal and transaction costs in connection therewith.

Many entities compete with the Fund (or an Underlying Fund) in pursuing Co-Investments. These competitors may have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. As a result of this competition and regulatory restrictions, the Fund may not be able to pursue attractive Co-Investment opportunities from time to time.

Investments in Middle-Market Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Middle-Market Companies. Investments in middle-market companies such as those that the Fund may invest in, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

Investments in Less Established Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Less Established Companies. The Fund and its Underlying Funds may invest a portion of their assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund or an Underlying Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund or an Underlying Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

The Fund may have exposure to issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock. Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally:

(i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.

Securities on a When-Issued or Forward Commitment Basis [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities on a When-Issued or Forward Commitment Basis. The Fund or an Underlying Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Foreign Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities

●	General Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign over-the-counter (OTC) markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any fund investing in foreign securities, while others relate more to the countries and regions in which the Fund may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the Fund relies on the classification made for a particular country by an unaffiliated, third-party data provider.

●	Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

●	Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the Fund’s securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the Fund’s securities denominated in that currency will decline. The value of Fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of the Fund’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore, the Fund will absorb the cost of currency fluctuations.

●	Investment and Repatriation Restrictions Investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the Fund. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Fund invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain government consents.

●	Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and are generally more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Fund’s foreign portfolio securities may have lower overall liquidity, be more difficult to value, and be subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned. The inability of the Fund to make intended security purchases due to clearance and settlement problems could cause the Fund to miss attractive investment opportunities. The inability of the Fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which the Fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the Fund does not calculate their NAV. Therefore, the values of the Fund’s holdings in those markets may be affected on days when shareholders have no access to the Fund.

●	Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the Fund may also purchase depositary receipts, such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of the Fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

●	Participation Notes The Fund may gain exposure to securities in certain foreign markets through investments in participation notes (P-notes). For instance, the Fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security, and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the Fund must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

●	Investment Funds The Fund may invest in investment funds, including ETFs and government money market funds, that have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the investment manager), but will also indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over (or discount below) their NAV.

●	Financial Information and Governance There is generally less publicly available information about foreign companies when compared with the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

●	Taxes The dividends and interest payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

●	Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

●	U.S. Economic Trading Partners Risk The United States is a significant, and in some cases the most significant, trading partner of, or foreign investor in, certain countries in which the Fund may invest. As a result, economic conditions of such countries may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate, or an economic slowdown in the United States may have a material adverse effect on a country’s economic conditions and, as a result, securities to which the Fund has exposure. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such nonpayment would result in substantial negative consequences for the U.S. economy and the global financial system. There are strained relations between the United States and a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China, and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, it may have an adverse impact on the U.S. economy and many of the issuers in which the Fund may invest.

●	Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, or diplomatic developments that could affect investments by U.S. persons in those countries. Further, the Fund may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.

Foreign Currency Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risks. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.

Use of Leverage: Risk of Borrowing by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage: Risk of Borrowing by the Fund. The Fund may utilize leverage in pursuit of its investment objective. This results in the Fund controlling more assets than it has equity. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Leverage can increase returns to investors if the Fund earns a greater return on leveraged investments than the Fund’s cost of such leverage. On the other hand, leverage will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. As a general matter, the presence of leverage can accelerate losses.

The use of leverage exposes the Fund and shareholders to a high degree of additional risk, including, but not limited to: (i) greater losses from investments than would otherwise have been the case had the Fund not used leverage to make the investments; (ii) margin calls, interim margin requirements, interest payments or other loan costs may force premature liquidations of investment positions at a loss or otherwise on unattractive terms; (iii) to the extent that Fund revenues are required to meet principal payments, shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) losses on investments where the investment fails to earn a return that equals or exceeds the Fund’s cost of leverage related to such investment. In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.

To the extent that options, futures, options on futures, swaps, swaptions and other “synthetic” or derivative financial instruments are used, it should be noted that they inherently contain much greater leverage than a non-margined purchase of the underlying security, commodity or instrument. This is due to the fact that generally only a very small portion (and in some cases none) of the value of the underlying security, commodity or instrument is required to be paid in order to make such investments. In addition, many of these products are subject to variation or other interim margin requirements, which may force premature liquidation of investment positions at an inopportune time and adversely impact the performance of the Fund.

With respect to any asset-backed facility, a decrease in the market value would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the borrowed funds must be repaid to the lender. Liquidation of such investments at an inopportune time in order to satisfy such financial covenants could adversely impact performance and could, if the value of its investments had declined significantly, cause the Fund or an Underlying Fund to lose capital. Fund or Underlying Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund or Underlying Fund if it is unable to cure or otherwise mitigate such breach.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock.

There can be no assurance that the cost of borrowing will remain competitive. Further, there can be no assurance that the Fund will have access to leverage. Significant price increases or limited access to borrowing as a result of, among other things, fewer lenders willing to provide margin capacity to counterparties, could negatively impact the Fund.

Change of Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change of Law Risk. Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Terrorist Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Terrorist Activities. Terrorist attacks have caused instability in the world financial markets and may generate global economic instability. The continued threat of terrorism and the impact of military or other action could affect the Fund’s financial results.

Volatility of Commodity Prices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Volatility of Commodity Prices. The performance of certain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals) and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars, sanctions and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and non-U.S. federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.

Regulatory Approvals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Approvals. The Fund may have exposure to portfolio companies believed to have obtained all material United States federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Sustainability Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sustainability Risks. A sustainability risk is an environmental, social or governance (“ESG”) event or condition that, if it occurs, could cause an actual or potential material negative impact on the value of an investment (“Sustainability Risk”). Sustainability Risks may arise in respect of a company or sovereign issuer itself, its affiliates or in its supply chain and/or apply to a particular economic sector, geographical or political region. Environmental Sustainability Risks, including risks arising from climate change, are associated with events or conditions affecting the natural environment. Social risks may be internal or external to a business or sovereign issuer and are associated with employees, local communities, customers or populations of companies or countries and regions. Governance risks are associated with the quality, effectiveness and process for the oversight of day-to-day management of companies. Assessment of Sustainability Risks is complex and requires subjective judgements, which may be based on data which is difficult to obtain and incomplete, estimated, out of date or otherwise materially inaccurate. Even when identified, there can be no guarantee that the Adviser will correctly assess the impact of Sustainability Risks on the Fund’s investments.

Sustainability Risk could be connected with the loss of investment value in numerous ways. For investments in a corporate issuer, losses may result from, for example and without limitation, damage to its reputation with a consequential fall in demand for its products or services, loss of key personnel, exclusion from potential business opportunities, increased costs of doing business and/or increased cost of capital. Laws, regulations and industry norms play a significant role in controlling the impact on ESG factors of many industries, particularly in respect of environmental and social factors. Any changes in such measures, such as increasingly stringent environmental or health and safety laws, can have a material impact on the operations, costs and profitability of businesses. A corporate issuer may also suffer the impact of fines and other regulatory sanctions. The time and resources of the corporate issuer’s management team may be diverted from furthering its business and be absorbed seeking to deal with the Sustainability Risk, including changes to business practices and dealing with investigations and litigation. Sustainability Risks may also give rise to loss of assets and/or physical loss including damage to real estate and infrastructure. The utility and value of assets held by businesses to which the Fund is exposed may also be adversely impacted by a Sustainability Risk. Further, certain industries face considerable scrutiny from regulatory authorities, non-governmental organizations and special interest groups in respect of their impact on ESG factors. This may cause affected industries to make material changes to their business practices, which can increase costs and result in a material negative impact on the profitability of businesses. Such scrutiny also may materially impact the consumer demand for a business’s products and services, which may result in a material loss in value of an investment linked to such businesses.

Sustainability Risks are relevant as both standalone risks, and also as cross-cutting risks that manifest through many other risk types that are relevant to the assets of the Fund. For example, the occurrence of a Sustainability Risk can give rise to financial and business risk, including though a negative impact on the creditworthiness of other businesses.

Political and Societal Challenges [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Political and Societal Challenges. Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in increased compliance costs, the need for additional capital expenditures or a suspension of project operations.

Derivatives Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Instruments. The Fund (or an Underlying Fund) may invest in derivative instruments or “derivatives” that include total return swaps (“TRS”) and other swaps, futures, options, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies, indices, or other assets. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency, index or other asset at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are leveraged, and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement may expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose investors to liquidity risk, as there may not be a liquid market within which to close or dispose of outstanding derivatives contracts.

All derivative instruments involve risks that are in addition to, and potentially greater than the risks of investing directly in securities and other more traditional assets, including:

●	Management Risks. Derivative products are specialized instruments that require investment techniques and risk analyses different from those associated with equities and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into and the ability to assess the risk that a derivative adds to the Fund’s portfolio.

●	Counterparty Risks. This is the risk that a loss may be sustained by the Fund as a result of the failure of the other party to a derivative (usually referred to as a “counterparty”) to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for OTC derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded or cleared derivative transaction is the counterparty to the derivative transaction. The Fund may post or receive collateral related to changes in the market value of a derivative. The Fund also may invest in derivatives that (i) do not require the counterparty to post collateral, (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require significant upfront deposits unrelated to the derivatives’ intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults.

●	Documentation Risks. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Fund under derivative instruments or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

●	Liquidity Risks. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Less liquid derivative instruments also may fall more in price than other investments during market falls. During periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in the mark-to-market obligations arising under the derivative instruments used by the Fund. These risks may be further exacerbated by requirements under rules issued pursuant to financial reform legislation.

●	Leverage Risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

●	Tax Uncertainties. The taxation of derivatives, including credit default swaps, TRS and other transactions in which the Fund may participate, is subject to uncertainties. Such transactions may become subject to new laws and regulations, possibly with retroactive effect, as well as differing interpretations of existing law and regulations by the relevant taxing authorities. There can be no assurance that such changes in law or interpretation will not have a material adverse effect on the Fund.

●	Other Risks. Other risks in using derivatives include the risk of mispricing or incorrect valuation of derivatives. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, over-and/or under-collateralization, and/or errors in calculation of the Fund’s net asset value.

The use of derivatives may not be effective or have the desired result. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The risk may be more pronounced when outstanding notional amounts in the market exceed the amounts of the referenced assets. For example, the Fund’s use of reverse repurchase agreements subjects it to interest costs based on the difference between the sale and repurchase price of the securities involved. Derivatives are also subject to currency and other risks. Moreover, suitable derivatives may not be available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Counterparties to derivatives contracts may have the right to terminate such contracts if the Fund’s net asset value declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Fund’s operations.

The United States government has enacted and is continuing to implement legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (the “EU”), the United Kingdom (the “UK”) and some other countries have also adopted and are continuing to implement similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Such rules and other rules and regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. While the rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (e.g., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and other regulatory requirements expose the Fund to other kinds of costs and risks.

For example, in the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU, the UK and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the EU and the UK, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

The regulation of derivatives in the United States and other countries is an evolving area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Options and Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options and Futures Risk. The Fund (or an Underlying Fund) may utilize options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.

The Fund (or an Underlying Fund) may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.

The Fund (or an Underlying Fund) may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

Purchasing a futures contract creates an obligation to take delivery of a specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.

Credit Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Derivatives. The Fund (or an Underlying Fund) may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.

The Fund (or an Underlying Fund) may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance by the seller due to an inability to pay.

As a seller of credit protection, the Fund (or an Underlying Fund) would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.

Credit default swaps involve greater risks than if the Fund (or an Underlying Fund) had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.

The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.

The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents/clearing members, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. Even when the Fund’s assets are segregated from the Fund’s prime broker’s, custodian’s, clearing agent’s/clearing member’s, clearing house’s or other counterparty’s own assets, there is still risk that the Fund will be limited or significantly delayed in its ability to recover assets from such counterparties. For example, under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing member is required to maintain customers’ assets in omnibus accounts for all of its futures and cleared swaps customers segregated from the clearing member’s proprietary assets. If, however, a clearing member fails to segregate customer assets, is unable to satisfy a substantial deficit in a customer account, or in the event of fraud or misappropriation of customer assets by a clearing member, clearing member customers may be subject to risk of loss of their funds in the event of that clearing member’s bankruptcy. The Fund also might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers by account class. It is not entirely clear how an insolvency proceeding of a clearinghouse, or the clearing member through which the Fund holds its positions at a clearinghouse, would be conducted, what effect the insolvency proceeding would have on any recovery by the Fund, and what impact an insolvency of a clearinghouse or clearing member would have on the financial system more generally. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.

Other Risks Relating to the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Other Risks Relating to the Fund
Senior Management Personnel of the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Management Personnel of the Adviser. Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel Risk. The Adviser depends on the diligence, skill and network of business contacts of certain professionals, including professionals associated with the Underlying Funds. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

The Adviser’s Relationships [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser’s Relationships. The Fund expects that the Adviser (and an Underlying Fund’s investment manager) will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If the Adviser fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom the Adviser has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Shares Not Listed; No Market for Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares Not Listed; No Market for Shares. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Best-Efforts” Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Best-Efforts” Offering Risk. This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inadequate Return Risk. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Network of Broker-Dealer Risk. The Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Registration under the U.S. Commodity Exchange Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Registration under the U.S. Commodity Exchange Act. Registration with the CFTC as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon an exemption or exclusion from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities, which may increase the Fund’s portfolio turnover rate. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Risks Associated with the Fund Distribution Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with the Fund Distribution Policy. The Fund intends to make annual distributions. The Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to treatment as a “RIC” for U.S. federal income tax purposes under the Code, pay out undistributed income from prior years, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.

There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s then-current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.

If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s Preferred Shares, notes or other indebtedness.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s amended and restated declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Anti-Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Risk. The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk. The Adviser is an entity in which the Fund’s Interested Trustees, officers and portfolio manager may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and portfolio manager may also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the portfolio manager serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or account’s investment objective and strategies and legal and regulatory requirements.

Potential Conflicts of Interest Risk-Allocation of Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Allocation of Personnel. The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk-Lack of Information Barriers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk—Lack of Information Barriers. By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Portfolio Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fair Value Risk. Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded and will not have a readily determinable market price. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”

A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate material information about the Fund’s investments; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risks. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. As the use of the internet and other technologies is prevalent in the course of business, the Fund and its service providers are more susceptible to operational and financial risks associated with cyberattacks. Cybersecurity incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Fund, its service providers or the issuers of securities in which the Fund invests, can cause disruptions and impact business operations, potentially resulting in financial losses; the inability of Fund Shareholders to transact; violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement, or other compensation costs; and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyberattacks, and the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems, particularly since the Fund does not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and companies in which it invests or with which it does business.

The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.

In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.

A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).

In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including T. Rowe Price and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations.

Risks Relating to Fund’s RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s RIC Status. Although the Fund intends to elect to be treated, and to qualify for treatment, as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s complex investment strategies may make compliance with such requirements more challenging. For purposes of meeting the source-of-income requirement, the character of the Fund’s income and gain derived through an Underlying Fund treated as a partnership for U.S. federal income tax purposes (other than certain publicly traded partnerships) generally will be determined as if the Fund had realized such income and gain directly, in the same manner as realized by the Underlying Fund. The activities of Underlying Funds could therefore affect the Fund’s ability to qualify as a RIC. Additionally, failure to timely obtain sufficient information from the Underlying Funds or their managers, where information is not publicly available, could adversely impact the Fund’s ability to satisfy these requirements and result in the Fund incurring a tax liability, including an excise tax on under-distributed income and, in certain circumstances, U.S. federal income tax at corporate tax rates.

The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment.

Certain of the Goldman Sachs Underlying Funds intend to be treated as a partnership for U.S. federal income tax purposes. If any of these funds were to fail to qualify to be treated as a partnership, the Fund may not meet the asset diversification tests necessary to qualify as a RIC.

The Fund’s investment strategy includes the allocation of a portion of its portfolio to other funds that are intended to be treated as RICs. If any of these funds were to fail to qualify to be treated as a RIC, the Fund may not meet the asset diversification tests necessary to qualify as a RIC. A sudden devaluation of any of such funds due to some unexpected events or market conditions could also significantly affect the Fund’s ability to meet the asset diversification tests necessary to qualify as a RIC.

If the Fund were to fail to satisfy the RIC requirements, absent a cure, it would lose its status as a RIC under the Code. A cure may require disposition of certain investments in a short period of time, which could be difficult to execute if such investments are not liquid or otherwise subject to transfer restrictions. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions, and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to investors. In addition, all distributions (including amounts that, if the Fund were a RIC, might be treated as capital gain dividends) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in Underlying Funds that are classified as partnerships for U.S. federal income tax purposes, which may result in the Fund recognizing items of taxable income and gain prior to the time that the Fund receives cash distributions from the Underlying Fund. If the Fund receives an in-kind distribution of securities from an underlying investment, such securities may be illiquid or subject to transfer restrictions. Accordingly, the Fund may be required to sell liquid assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, or reduce new investments, to obtain the cash needed to make distributions required in order to maintain its status as a RIC and avoid the imposition of U.S. federal income or excise tax. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	T. Rowe Price Associates, Inc.
Entity Address, Address Line Two	1307 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
Contact Personnel Name	David Oestreicher
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.64%
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.76%	[2],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2]
Total Annual Expenses [Percent]	2.75%
Expense Example, Year 01	$ 62
Expense Example, Years 1 to 3	115
Expense Example, Years 1 to 5	170
Expense Example, Years 1 to 10	$ 321
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.64%
Distribution/Servicing Fees [Percent]	0.25%
Acquired Fund Fees and Expenses [Percent]	0.76%	[2],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[2]
Total Annual Expenses [Percent]	2.25%
Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	82
Expense Example, Years 1 to 5	128
Expense Example, Years 1 to 10	$ 257
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class I [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.64%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.76%	[2],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%	[2]
Total Annual Expenses [Percent]	1.90%
Expense Example, Year 01	$ 19
Expense Example, Years 1 to 3	57
Expense Example, Years 1 to 5	97
Expense Example, Years 1 to 10	$ 208
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	4,000

[1]	Investors purchasing Class A Shares or Class D Shares may be charged a sales load of up to 3.50% or 1.50%, respectively, of the Investor’s gross purchase. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Acquired Fund Fees and Expenses (“AFFE”) include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.25% and generally charge 12.5% of net profits as a carried interest or performance allocation. The AFFE disclosed above are based on historic returns of Underlying Funds in which the Fund expects to invest, which may change substantially over time. The AFFE reflects operating expenses of the Underlying Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds) and does not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds.